Vessels - Additional Information (Details) - USD ($)		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 24, 2019	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Mar. 08, 2020
Property, Plant and Equipment [Line Items]
Management fees to related parties		$ 74,000		$ 878,000
Property, Plant and Equipment, Net		45,728,000		63,672,000
Vessels
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 45,728,000		$ 63,672,000
OceanPal Inc. Predecessors [Member]
Property, Plant and Equipment [Line Items]
sale price	$ 7,275,000
Vessel impairment charges						$ 3,047,978
Management fees to related parties			$ 683,121		$ 756,000	728,300
Vessel fair value adjustment					200,500
Property, Plant and Equipment, Net					$ 32,249,299	$ 25,460,890
OceanPal Inc. Predecessors [Member] | Calipso
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net							$ 7,330,000